Non-financial assets and liabilities (Details 4)	Dec. 31, 2024	Dec. 31, 2023
Non-financial Assets And Liabilities
Actuarial assumption of discount rates	5.50%	5.50%
Increase in the real annual salary	2.00%	2.00%
Turnover of participants	0.73%	0.73%